    As filed with the Securities and Exchange Commission on December 21, 2001
                                               Securities Act File No. 333-67844

================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------
                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                                 --------------

[_] Pre-Effective Amendment No.               [X] Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                      SUNAMERICA STYLE SELECT SERIES, INC.
             (Exact Name of Registrant as Specified in its Charter)

                                 --------------

                                 1-800-858-8850
                        (Area Code and Telephone Number)

                                 --------------
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 --------------
                              Robert M. Zakem, Esq.
                      c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)

                                 --------------
                                   Copies to:

                              Counsel for the Fund:
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                        Attention: Joel H. Goldberg, Esq.

                                 --------------



================================================================================
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This amendment consists of the following:

     (1) Facing Sheet of the Registration Statement; and
     (2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-67844) filed on October 3, 2001.

This amendment is being filed solely to file as Exhibits No. 12(a) and (b) to this Registration Statement on Form N-14 the opinions and consents of Shearman & Sterling, counsel to the Registrant regarding certain tax matters.

                                     PART C

                                OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

     Reference is made to Section 5 of the Registrant's By-Laws which is set forth below.

     5.01 Indemnification of Directors and Officers. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Registrant in which such person shall have been adjudged to be liable to the Registrant), by reason of being or having been a director or officer of the Registrant, or serving or having served at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another entity in which the Registrant has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Registrant or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

     5.02 Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Registrant only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

     5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Registrant in advance of the final disposition of an action, suit or proceeding upon receipt by the Registrant of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Registrant is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Registrant, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Registrant shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Registrant and each director or officer of the Registrant who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Registrant arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

     5.05 Insurance. The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Registrant shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

     5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                                      * * *

     Reference is made to Section 8 of the Registrant's Article of Incorporation which provides as follows:

     (5) The Registrant shall indemnify (i) its directors and officers, whether serving the Registrant or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Registrant and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Registrant shall be personally liable to the Registrant or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

     Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

          (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment

     Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

          (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expenses reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

     Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

     7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo), SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

     Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following:
(1) the person to be indemnified shall provide a security for his undertaking,
(2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.   EXHIBITS

Exhibit
  No.
-------

  1.  (a) Articles of Incorporation of the Registrant, as Amended. (1)
      (b) Articles Supplementary of the Registrant, dated August 1, 1996. (1)
      (c) Articles of Amendment of the Registrant, dated August 19, 1996. (1)
      (d) Articles of Amendment of the Registrant, dated November 13, 1996. (5)
      (e) Articles Supplementary of Amendment of the Registrant, dated
      September 23, 1997. (2)
      (f) Articles Supplementary of Amendment of the Registrant, dated
      April 15, 1998. (2)
      (g) Articles Supplementary of the Registrant, dated May 15, 1998. (2)
      (h) Articles of Amendment of the Registrant, dated March 29, 1999. (2)
      (i) Articles of Amendment of the Registrant, dated September 8, 1999. (2)
      (j) Articles Supplementary of the Registrant, dated November 1, 1999. (2)
      (k) Articles Supplementary of the Registrant, dated May 22, 2000. (2)
      (l) Articles Supplementary of the Registrant, dated March 1, 2001. (2)
      (m) Articles of Amendment of the Registrant, dated September 26, 2001. (6)
      (n) Articles Supplementary of the Registrant, dated September 27, 2001.(6)

  2.  By-laws of the Registrant. (1)

  3.  Not applicable.

  4.  Form of Agreement and Plan of Reorganization (6).

  5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

  6.  (a) Investment Advisory and Management Agreement. (10)
      (b) Subadvisory Agreement between SunAmerica Asset Management Corp. ("SAAMCo") and American Century Investment Management, Inc. (4)
      (c)  Subadvisory Agreement between SAAMCo and Davis Selected
      Advisers, L.P. (3)
      (d) Subadvisory Agreement between SAAMCo and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset
      Management, Inc.) (3)
      (e) Subadvisory Agreement between SAAMCo and Baron Capital
      Management, Inc. (10)
      (f) Subadvisory Agreement between SAAMCo and Oberweis Asset
      Management, Inc. (10)
      (g) Subadvisory Agreement between SAAMCo and Robert Fleming, Inc. (10)

  7. (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. (3)
      (b) Form of Selling Agreement. (10)

  8.  Directors'/Trustees' Retirement Plan. (5)

  9. Custodian Agreement between the Registrant and State Street Bank and Trust Company. (5)

 10.  (a) Distribution Plans pursuant to Rule 12b-1. (4)
      (b) Plan pursuant to Rule 18f-3. (10)

 11.  Opinion and consent of Robert M. Zakem, Esq. (6)

 12. (a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Small Cap Growth Fund of North American Funds and the SunAmerica Small-Cap Growth Portfolio of SunAmerica Style Select Series, Inc.*

Exhibit
  No.
-------

       (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Value Fund of North American Funds and the SunAmerica Multi-Cap Value Portfolio of SunAmerica Style Select Series, Inc.*

 13. (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (5)
       (b) Service Agreement between the Registrant and SunAmerica Fund Services, Inc. (5)
       (c)  Administrative and Shareholder Services Agreement. (10)

 14.   (a)  Consents of PricewaterhouseCoopers LLP. (6)
       (b)  Consent of Ernst & Young LLP. (6)

 15.   Not applicable.

 16.   Power of Attorney. (6)

 17. (a) Prospectus, dated February 28, 2001 of SunAmerica Style Select Series, Inc., as supplemented. (7)
       (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B shares and Class C shares). (11)
       (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares). (11)
       (d) Statement of Additional Information, dated February 28, 2001 of SunAmerica Style Select Series, as supplemented. (7)
       (e) Statement of Additional Information dated March 1, 2001 of North American Funds. (11)
       (f) Semi-Annual Report to Shareholders of SunAmerica Multi-Cap Value Portfolio for the six-month period ended April 30, 2001. (12)
       (g) Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001. (13)
       (h) Annual Report to Shareholders of SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000. (14)
       (i) Annual Report to Shareholders of North American Funds for the year ended October 31, 2000. (15)
       (j)  President's Letter. (6)
       (k)  Q&A. (6)
       (l)  Forms of Proxy Cards. (6)

 18. Form of Investment Advisory Agreement between North American Funds and American General Asset Management Corp. (6)
------------
 *   Filed herewith

(1) Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on August 30, 1996, and incorporated herein by this reference.
(2) Previously filed with Post Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.
(3) Previously filed with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 26, 1999, and incorporated herein by this reference.
(4) Previously filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999, and incorporated herein by this reference.
(5) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on November 14, 1996, and incorporated herein by this reference.
(6) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-67844) on October 3, 2001 and incorporated herein by this reference to the identically numbered exhibit therein.
(7) Previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.

(8) Previously filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on
       June 15, 1998.
(9) Previously filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on
       December 30, 1998.
(10) Previously filed with Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on
       November 2, 2001, and incorporated herein by this reference.
(11) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 333-27958) on
       March 1, 2001, and incorporated herein by this reference.
(12) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on July 2, 2001, and incorporated herein by this reference.
(13)   Previously filed on Form N-30D of North American Funds (File
       No. 811-05797) on July 3, 2001, and incorporated herein by this reference.
(14) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on January 8, 2001, and incorporated herein by this reference.
(15)   Previously filed on Form N-30D of North American Funds (File
       No. 811-05797) on January 17, 2001, and incorporated herein by this reference.

ITEM 17.   UNDERTAKINGS.

     (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 18th day of December, 2001.

                                     SUNAMERICA STYLE SELECT SERIES
                                     (Registrant)



                                     By:             *
                                        -----------------------------
                                               Peter A. Harbeck,
                                            President and Director

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signature                              Title                            Date
              ---------                              -----                            ----
                  *                      President and Director
--------------------------------------     Principal Executive Officer)
          Peter A. Harbeck

                  *                      Treasurer (Principal Financial
--------------------------------------     and Accounting Officer)
           Peter C. Sutton

                  *                      Director
--------------------------------------
        S. James Coppersmith

      /s/ DR. JUDITH L. CRAVEN           Director                                December 18, 2001
--------------------------------------
        Dr. Judith L. Craven

        /s/ WILLIAM F. DEVIN             Director                                December 18, 2001
--------------------------------------
          William F. Devin

                  *                      Director
--------------------------------------
         Samuel M. Eisenstat

                  *                      Director
--------------------------------------
          Stephen J. Gutman

                  *                      Director
--------------------------------------
          Sebastiano Sterpa

*BY:       /s/ PETER E. PISAPIA                                                  December 18, 2001
--------------------------------------
         (Peter E. Pisapia,
          Attorney-in-fact)

                                  EXHIBIT INDEX

Exhibit No.                           Description
-----------                           -----------

     12(a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Small Cap Growth Fund of North American Funds and the SunAmerica Small-Cap Growth Portfolio of SunAmerica Style Select Series, Inc.

     12(b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Value Fund of North American Funds and the SunAmerica Multi-Cap Value Portfolio of SunAmerica Style Select Series, Inc.